Long-Term Equity Investments - Summary of Common Shares Held (Detail) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019
Long term investments - common shares held [line items]
Fair value		$ 83,887	$ 262,371	$ 83,887	$ 262,371	$ 83,836	$ 196,241	$ 156,973	$ 309,757
Cost of Addition		2,377		2,377	1,359
Proceeds of Disposition			(123)	(112,188)	(123)
Fair value adjustment gains (losses)	[1]	$ (2,326)	105,521	(2,543)	(48,622)
Realized gain (loss) on disposal			$ 30	$ 60,530	$ 30
Bear Creek [member]
Long term investments - common shares held [line items]
Shares owned		13,264	13,264	13,264	13,264
Percentage of outstanding shares owned		10.70%	11.84%	10.70%	11.84%
Fair value		$ 17,338	$ 23,555	$ 17,338	$ 23,555	22,889	32,609	11,033	27,983
Fair value adjustment gains (losses)		$ (5,551)	$ 12,522	$ (15,271)	$ (4,428)
Sabina [member]
Long term investments - common shares held [line items]
Shares owned		11,700	11,700	11,700	11,700
Percentage of outstanding shares owned		3.36%	3.59%	3.36%	3.59%
Fair value		$ 16,520	$ 16,741	$ 16,520	$ 16,741	16,841	30,233	9,649	17,296
Fair value adjustment gains (losses)		$ (321)	$ 7,092	$ (13,713)	$ (555)
First Majestic [member]
Long term investments - common shares held [line items]
Shares owned			20,240		20,240
Percentage of outstanding shares owned		0.00%	9.66%	0.00%	9.66%
Fair value			$ 201,384		$ 201,384		95,984	125,283	248,137
Proceeds of Disposition				$ (112,188)
Fair value adjustment gains (losses)			76,101	16,204	(46,753)
Realized gain (loss) on disposal				60,530
Other investments [member]
Long term investments - common shares held [line items]
Fair value		$ 50,029	20,691	50,029	20,691	$ 44,106	$ 37,415	$ 11,008	$ 16,341
Cost of Addition		2,377		2,377	1,359
Proceeds of Disposition			(123)		(123)
Fair value adjustment gains (losses)		$ 3,546	9,806	$ 10,237	3,114
Realized gain (loss) on disposal			$ 30		$ 30

[1]	LTIs = long-term investments – common shares held.